Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases
Summary of balance sheet amounts relating to leases

	June 30,	December 31,
	2024	2023
(DKK million)
Right-of-use assets
Properties	928	686

Total right-of-use assets	928	686

Lease liabilities
Current	94	90
Non-current	925	680

Total lease liabilities	1,019	770

Summary of statement of comprehensive income amounts relating to leases

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
(DKK million)
Depreciation charge of right-of-use assets
Properties	26	23	48	44

Total depreciation charge of right-of-use assets	26	23	48	44